Discontinued Operations (Tables)	12 Months Ended
Jun. 29, 2013
Operating Results Of Discontinued Operations
Results of Discontinued Operations
The amounts in the tables below reflect the operating results of the businesses reported as discontinued operations up through the date of disposition. The amounts of any gains or losses related to the disposal of these discontinued operations are excluded.

In millions	Net Sales	Pretax Income (Loss)	Income (Loss)
2013
North American Fresh Bakery	$—	$1	$1
North American Foodservice Beverage	—	3	2
International Coffee and Tea	—	—	6
European Bakery	—	—	(3)
International Household and Body Care	—	—	1
Australian Bakery	80	3	8
Total	$80	$7	$15
2012
North American Fresh Bakery	$724	$29	$163
North American Refrigerated Dough	74	13	9
North American Foodservice Beverage	330	(15)	(9)
International Coffee and Tea	3,728	224	662
European Bakery	262	(384)	(358)
International Household and Body Care	111	(5)	(2)
Australian Bakery	136	(2)	(2)
Total	$5,365	$(140)	$463
2011
North American Fresh Bakery	$2,037	$58	$159
North American Refrigerated Dough	307	42	27
North American Foodservice Beverage	538	5	3
International Coffee and Tea	3,537	399	276
European Bakery	591	(9)	(16)
International Household and Body Care	1,078	72	36
Australian Bakery	135	(2)	(2)
Total	$8,223	$565	$483

Cash Flow Impacts Of Discontinued Operations
Discontinued Operations Cash Flows
The company's discontinued operations impacted the cash flows of the company as follows:

In millions	2013	2012	2011
Discontinued operations impact on
Cash from operating activities	$10	$122	$309
Cash from (used in) investing activities	86	(368)	2,291
Cash used in financing activities	(95)	(1,530)	(1,804)
Effect of changes in foreign exchange rates on cash	(1)	(216)	285
Net cash impact of discontinued operations	$—	$(1,992)	$1,081
Cash balance of discontinued operations
At start of period	$—	$1,992	$911
At end of period	—	—	1,992
Increase (decrease) in cash of discontinued operations	$—	$(1,992)	$1,081

Gain (Loss) On Sale Of Discontinued Operations
Gain (loss) on The Sale of Discontinued Operations
The gain (loss) on the sale of discontinued operations recognized in 2013, 2012 and 2011 are summarized in the following tables.

In millions	Pretax Gain (Loss) on Sale	Tax (Expense)/ Benefit	After Tax Gain (Loss)
2013
North American Fresh Bakery	$10	$(4)	$6
North American Foodservice Beverage	2	2	4
North American Refrigerated Dough	—	(1)	(1)
Non-European Insecticides	—	2	2
Australian Bakery	56	(14)	42
Total	$68	$(15)	$53
2012
North American Fresh Bakery	$94	$(33)	$61
North American Foodservice Beverage	222	(76)	146
North American Refrigerated Dough	198	(156)	42
European Bakery	11	(45)	(34)
Non-European Insecticides	249	(59)	190
Air Care Products	(10)	(1)	(11)
Other Household and Body Care	8	3	11
Total	$772	$(367)	$405
2011
Global Body Care and European Detergents	$867	$(379)	$488
Air Care Products	273	(179)	94
Australia/New Zealand Bleach	48	(17)	31
Shoe Care Products	115	2	117
Other Household and Body Care Businesses	1	—	1
Total	$1,304	$(573)	$731